GOODWILL AND INTANGIBLE ASSETS (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year
Intangible assets with definite lives
Cost	$ 49,204	$ 24,605
Accumulated Amortization	(22,585)	(16,582)
Net	26,619	8,023
Weighted-Average Amortization Life (in years)	2.6	4.1
Future amortization expense of intangible assets with definite-lives
2012	18,712
2013	6,176
2014	669
2015	607
2016	455
Total	26,619
Customer lists
Intangible assets with definite lives
Cost	18,050	5,534
Accumulated Amortization	(8,837)	(5,298)
Net	9,213	236
Weighted-Average Amortization Life (in years)	1.0	1.3
Technology
Intangible assets with definite lives
Cost	16,145	3,100
Accumulated Amortization	(3,858)	(1,817)
Net	12,287	1,283
Weighted-Average Amortization Life (in years)	2.2	3.0
Supplier agreements
Intangible assets with definite lives
Cost	8,946	7,100
Accumulated Amortization	(5,298)	(4,668)
Net	3,648	2,432
Weighted-Average Amortization Life (in years)	6.4	6.7
Other
Intangible assets with definite lives
Cost	6,063	8,871
Accumulated Amortization	(4,592)	(4,799)
Net	$ 1,471	$ 4,072
Weighted-Average Amortization Life (in years)	3.4	4.2